Our people - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of our people [line items]
Average number of staff	104,163	132,823	133,903
Staff numbers at the end of period	99,830	106,786	134,281